Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000012240 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000012240 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012240 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000012240 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012240 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012240 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012240 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000012238 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000012238 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012238 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000012238 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012238 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012238 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012238 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)